Cover	Sep. 01, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	LIMBACH HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36541
Entity Tax Identification Number	46-5399422
Entity Address, Address Line One	5102 W Laurel Street, Suite 700
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	412
Local Phone Number	359-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	LMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001606163